UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Clifford Capital Partners Fund; Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund (“Clifford Capital Funds”)

SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2023 (unaudited)

Clifford Capital Partners Fund

Clifford Capital Focused Small Cap Value Fund

Clifford Capital International Value Fund

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (the “Funds”) prospectus and summary prospectus contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 800-673-0550 or click here cliffordcap.com/fundreports. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Clifford Capital Partners, LLC (the “Advisor”) is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to each Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	16.57%
Information Technology	14.83%
Industrials	14.82%
Health Care	14.08%
Consumer Discretionary	13.55%
Consumer Staples	8.48%
Energy	5.72%
Materials	5.11%
Communication Services	2.72%
Money Market Fund	3.89%
99.77%

Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
95.88%	COMMON STOCKS

2.72%	COMMUNICATIONS SERVICES
	Liberty Media Corp-Liberty SiriusXM(A)	109,000	$3,061,810

13.54%	CONSUMER DISCRETIONARY
	AutoZone, Inc.(A)	1,920	4,719,648
	Big Lots, Inc.	264,600	2,900,016
	eBay Inc.	84,600	3,753,702
	Perdoceo Education Corp.(A)	252,500	3,391,075
	Qurate Retail, Inc. - Class A(A)	479,800	473,946
			15,238,387

11.16%	CONSUMER STAPLES
	General Mills, Inc.	57,300	4,896,858
	Haleon PLC-ADR	370,300	3,014,242
	The Kraft Heinz Co.	120,100	4,644,267
			12,555,367

5.72%	ENERGY
	Liberty Energy Inc.	185,400	2,374,974
	Schlumberger Ltd.	82,600	4,055,660
			6,430,634

20.05%	FINANCIALS
	American Express Co.	28,500	4,701,075
	Community Trust Bancorp, Inc.	102,400	3,886,080
	CVB Financial Corp.	203,600	3,396,048
	EVERTEC, Inc.	115,900	3,911,625
	First Citizens BancShares, Inc.	3,190	3,104,189
	Westamerica Bancorp.	80,200	3,552,860
			22,551,877

11.40%	HEALTH CARE
	Cardinal Health, Inc.	79,400	5,994,700
	GSK PLC-ADR	94,700	3,369,426
	Johnson & Johnson	22,300	3,456,500
			12,820,626

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
14.82%	INDUSTRIALS
	3M Company	31,500	$3,310,965
	HNI Corp.	76,600	2,132,544
	Pitney Bowes Inc.	973,200	3,785,748
	Raytheon Technologies Corp.	42,600	4,171,818
	Stericycle, Inc.(A)	75,000	3,270,750
			16,671,825

11.36%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	64,900	3,392,648
	DXC Technology Co.(A)	173,600	4,437,216
	NCR Corp.(A)	209,700	4,946,823
			12,776,687

5.11%	MATERIALS
	Compass Minerals International, Inc.	82,400	2,825,496
	Sealed Air Corp.	63,600	2,919,876
			5,745,372

95.88%	TOTAL COMMON STOCKS
	(Cost: $110,806,645)		107,852,585

3.89%	MONEY MARKET FUND
	Federal Institutional Prime Obligations Fund Institutional Class 4.82%(B)	4,378,183	4,377,891
	(Cost: $4,377,891)

99.77%	TOTAL INVESTMENTS
	(Cost: $115,184,536)		112,230,476
0.23%	Other assets, net of liabilities		263,595
100.00%	NET ASSETS		$112,494,071

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2023

ADR-Security represented is held by the custodian bank in the form of American Depositary Receipts.

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrials	21.79%
Consumer Discretionary	21.77%
Information Technology	15.35%
Financials	12.27%
Consumer Staples	8.05%
Energy	6.00%
Health Care	4.02%
Communication Services	3.95%
Materials	2.67%
Preferred Stock	2.50%
Money Market Fund	1.33%
99.70%

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
95.87%	COMMON STOCKS

3.95%	COMMUNICATIONS SERVICES
	Millicom International Cellular S.A.(A)	23,070	$436,484

21.77%	CONSUMER DISCRETIONARY
	Big Lots, Inc.	26,630	291,865
	Perdoceo Education Corp.(A)	24,260	325,812
	Qurate Retail, Inc. - Class A	54,240	53,578
	Urban Outfitters, Inc.(A)	14,360	398,059
	VOXX International Corp.(A)	37,070	457,073
	Winmark Corp.	2,130	682,516
	WW International, Inc.(A)	47,540	195,865
			2,404,768

8.05%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	15,460	465,501
	Reynolds Consumer Products Inc.	15,420	424,050
			889,551

6.00%	ENERGY
	KLX Energy Services Holdings, Inc.(A)	28,850	336,103
	Liberty Energy Inc.	25,480	326,399
			662,502

19.39%	FINANCIALS
	Community Trust Bancorp, Inc.	10,210	387,469
	CVB Financial Corp.	22,110	368,795
	EVERTEC, Inc.	11,060	373,275
	Hancock Whitney Corp.	6,920	251,888
	The Western Union Co.	37,050	413,108
	Westamerica Bancorp.	7,820	346,426
			2,140,961

4.02%	HEALTH CARE
	NextGen Healthcare, Inc.(A)	25,480	443,607

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
21.79%	INDUSTRIALS
	Commercial Vehicle Group, Inc.(A)	56,670	$413,691
	HNI Corp.	13,710	381,686
	Pitney Bowes Inc.	110,940	431,557
	Steelcase Inc.	33,520	282,238
	Stericycle, Inc.(A)	7,890	344,083
	Thermon Group Holdings, Inc.(A)	22,190	552,975
			2,406,230

8.23%	INFORMATION TECHNOLOGY
	DXC Technology Co.(A)	17,140	438,098
	NCR Corp.(A)	19,960	470,856
			908,954

2.67%	MATERIALS
	Compass Minerals International, Inc.	8,600	294,894

95.87%	TOTAL COMMON STOCKS
	(Cost: $10,302,898)		10,587,951

2.50%	PREFERRED STOCKS
	Qurate Retail, Inc., Series V, 8.00%	9,430	276,393

2.50%	TOTAL PREFERRED STOCKS
	(Cost: $378,304)		276,393

1.33%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund Institutional Class 4.82%(B)	146,636	146,678
	(Cost: $146,678)

99.70%	TOTAL INVESTMENTS
	(Cost: $10,827,880)		11,011,022
0.30%	Other assets, net of liabilities		33,457
100.00%	NET ASSETS		$11,044,479

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2023

SEMI-ANNUAL REPORT

Clifford Capital International Value Fund

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Energy	17.17%
Financials	16.98%
Telecommunication Services	16.94%
Health Care	14.21%
Consumer Staples	14.17%
Industrials	13.60%
Real Estate	2.10%
Information Technology	1.63%
Manufacturing	1.26%
98.06%

Clifford Capital International Value Fund

Schedule of InvestmentsMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
98.06%	COMMON STOCKS

4.10%	CANADA
	Enbridge Inc.	313	$11,941
	Manulife Financial Corp.	668	12,264
			24,205

5.62%	CHINA
	CITIC Ltd.	20,000	23,389
	Ping An Insurance Group Company of China Ltd.	1,500	9,764
			33,153

2.73%	FINLAND
	Nokia Oyj ADR	3,288	16,144

15.76%	FRANCE
	Airbus SE	124	16,579
	Capgemini SE	52	9,629
	Carrefour SA	950	19,194
	Engie SA	1,050	16,596
	Schneider Electric SE	60	10,000
	Societe Generale SA	931	20,986
			92,984

10.36%	GERMANY
	BASF SE	273	14,318
	Bayer AG	261	16,621
	Continental AG	208	15,547
	Fresenius Medical Care AG & Co. KGaA ADR	688	14,627
			61,113

2.10%	HONG KONG
	CK Hutchison Holdings Ltd.	2,000	12,408

2.24%	ITALY
	Enel SpA	2,167	13,224

Clifford Capital International Value Fund

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
7.65%	JAPAN
	Astellas Pharma Inc.	900	$12,764
	Kao Corp.	300	11,675
	Takeda Pharmaceutical Co. Ltd. ADR	1,257	20,715
			45,154

6.22%	NETHERLANDS
	Koninklijke Ahold Delhaize NV	495	16,905
	Koninklijke Philips NV ADR	1,078	19,781
			36,686

7.52%	SPAIN
	Banco Santander SA ADR	6,590	24,317
	Telefonica SA ADR	4,680	20,030
			44,347

2.08%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	2,099	12,279

2.71%	SWITZERLAND
	Roche Holding AG	56	15,972

1.26%	TAIWAN
	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	80	7,442

24.88%	UNITED KINGDOM
	Aviva plc	2,348	11,710
	BAE Systems plc	720	8,727
	BT Group plc	9,410	16,925
	HSBC Holdings plc ADR	619	21,126
	Liberty Global plc- Class A(A)	988	19,266
	Rolls-Royce Holdings plc(A)	8,191	15,058
	Shell plc ADR	338	19,448
	Unilever plc ADR	370	19,214
	Vodafone Group plc ADR	1,391	15,357
			146,831

Clifford Capital International Value Fund

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
2.83%	UNITED STATES
	Schlumberger Ltd.	340	$16,694

98.06%	TOTAL COMMON STOCKS
	(Cost: $561,459)		578,636

98.06%	TOTAL INVESTMENTS
	(Cost: $561,459)		578,636
1.94%	Other assets, net of liablities		11,442
100.00%	NET ASSETS		$590,078

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
ASSETS
Investments at value(1)	$112,230,476	$11,011,022	$578,636
Cash and cash equivalents	—	—	19,031
Receivable for investments sold	—	53,368	—
Receivable for capital stock sold	217,443	336	23
Dividends and interest receivable	172,055	5,247	2,001
Due from advisor	—	18,736	903
Prepaid expenses	54,769	24,483	10,569
TOTAL ASSETS	112,674,743	11,113,192	611,163

LIABILITIES
Payable for capital stock redeemed	112,510	58,191	—
Accrued investment advisory fees	39,240	—	—
Accrued 12b-1 fees	2,800	21	36
Accrued administration, transfer agent and accounting fees	20,961	7,546	465
Accrued trustee fees	—	121	1,912
Accrued legal fees	—	—	5,259
Accrued printing fees	984	—	6,163
Accrued professional fees	—	—	5,247
Other accrued expenses	4,177	2,834	2,003
TOTAL LIABILITIES	180,672	68,713	21,085
NET ASSETS	$112,494,071	$11,044,479	$590,078

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,551,191, 1,082,148 and 57,758 no par value shares of beneficial interest outstanding, unlimited shares authorized	115,532,332	12,218,032	568,009
Distributable earnings (accumulated deficits)	(3,038,261)	(1,173,553)	22,069
Net Assets	$112,494,071	$11,044,479	$590,078

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
NET ASSETS
Investor Class	$472,405	$17,198	$17,677
Institutional Class	112,009,610	11,024,804	256,043
Super Institutional Class	12,056	2,477	316,358
Total	$112,494,071	$11,044,479	$590,078

CLIFFORD CAPITAL FUNDS

March 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities - continued

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
SHARES OUTSTANDING
Investor Class	27,818		1,693	1,732
Institutional Class	6,522,675		1,080,211	25,061
Super Institutional Class	698		244	30,965
Total	6,551,191		1,082,148	57,758
NET ASSET VALUE PER SHARE
Investor Class	$16.98		$10.16	$10.21
Institutional Class	$17.17		$10.21	$10.22
Super Institutional Class	$17.28	(3)	$10.15	$10.22
Redemption Price Per Share(2)
Investor Class	$16.64		$9.96	$10.01

(1) Identified cost of	$115,184,536		$10,827,880	$561,459

(2)Includes Redemption Fee of 2% for investments held for less than 60 days.

(3)Net asset value does not recalculate due to rounding.

CLIFFORD CAPITAL FUNDS

March 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Operations

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund	Clifford Capital International Value Fund
INVESTMENT INCOME
Dividends(1)	$1,515,938	$153,082	$5,495
Interest	93,901	4,151	425
Total investment income	1,609,839	157,233	5,920

EXPENSES
Investment advisory fees (Note 2)	414,772	54,538	2,288
12b-1 and servicing fees - Investor Class (Note 2)	1,239	21	20
Recordkeeping and administrative services (Note 2)	57,716	12,298	3,708
Accounting fees (Note 2)	32,474	18,433	20,594
Custody fees	7,162	2,698	2,793
Transfer agent fees (Note 2)	16,332	11,538	6,606
Audit and tax fees	9,008	9,019	9,029
Legal fees	10,382	12,256	11,698
Filing and registration fees	20,679	8,373	5,558
Trustee fees	5,118	4,355	5,983
Compliance fees	3,753	4,148	2,702
Shareholder reports	14,372	9,076	16,748
Shareholder servicing (Note 2)
Investor Class	666	21	—
Institutional Class	49,874	15,125	—
Insurance fees	2,353	1,914	1,492
Exchange fee	2,400	2,400	2,400
Other	12,947	5,218	3,395
Total expenses	661,247	171,431	95,014
Fee waivers and reimbursed expenses (Note 2)	(162,287)	(107,783)	(92,283)
Net expenses	498,960	63,648	2,731
Net investment income (loss)	1,110,879	93,585	3,189

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,317,164	(935,971)	3,756
Net realized gain (loss) on foreign currency transactions	—	—	(118)
Total net realized gain (loss)	1,317,164	(935,971)	3,638

Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,776,980	2,281,842	122,831
Total net increase (decrease) in unrealized appreciation (depreciation)	3,776,980	2,281,842	122,831
Net realized and unrealized gain (loss) on investments	5,094,144	1,345,871	126,469

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,205,023	$1,439,456	$129,658

(1) Net of foreign taxes withheld of	$—	$—	$900

CLIFFORD CAPITAL FUNDS

Six Months Ended March 31, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statement of Changes in Net Assets

	Clifford Capital Partners Fund			Clifford Capital Focused Small Cap Value Fund		Clifford Capital International Value Fund
	Six months ended March 31, 2023 (unaudited)	Year Ended September 30, 2022		Six months ended March 31, 2023 (unaudited)	Year Ended September 30, 2022	Six months ended March 31, 2023 (unaudited)	May 6, 2022* through September 30, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,110,879	$1,030,216		$93,585	$119,198	$3,189	$12,313
Net realized gain (loss) on investments and foreign currency transactions	1,317,164	158,402		(935,971)	490,041	3,638	(4,045)
Net increase (decrease) in unrealized appreciation(depreciation) of investments	3,776,980	(14,998,548)		2,281,842	(3,748,485)	122,831	(105,654)
Increase (decrease) in net assets from operations	6,205,023	(13,809,930)		1,439,456	(3,139,246)	129,658	(97,386)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(24,928)	(21,906)		(838)	(1,148)	(283)	—
Institutional Class	(2,279,933)	(2,185,958)		(597,304)	(1,342,142)	(4,387)	—
Super Institutional Class	(311)	(799)		(134)	(325)	(5,533)	—
Decrease in net assets from distributions	(2,305,172)	(2,208,663)		(598,276)	(1,343,615)	(10,203)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	14,997	819,057		1,500	7,700	—	17,010
Institutional Class	22,798,977	65,116,417		809,465	4,890,453	3,361	242,425
Super Institutional Class	—	—		—	—	—	295,010
Distributions reinvested
Investor Class	24,928	21,906		838	1,148	283	—
Institutional Class	1,879,404	2,016,284		582,018	1,342,142	4,387	—
Super Institutional Class	311	799		134	325	5,533	—
Shares redeemed
Investor Class	(812,513)	(65,764	)(1)	—	—	—	—
Institutional Class	(7,037,280)	(10,426,273)		(2,682,054)	(1,936,934)	—	—
Super Institutional Class	—	(5,000)		—	—	—	—
Change in net assets from capital stock transactions	16,868,824	57,477,426		(1,288,099)	4,304,834	13,564	554,445

NET ASSETS
Increase (decrease) during period	20,768,675	41,458,833		(446,919)	(178,027)	133,019	457,059
Beginning of period	91,725,396	50,266,563		11,491,398	11,669,425	457,059	—
End of period	$112,494,071	$91,725,396		$11,044,479	$11,491,398	$590,078	$457,059

(1) Includes redemption fees of:	$—	$467		$—	$—	$—	$—

*Commencement of operations.

CLIFFORD CAPITAL FUNDS

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Investor Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,
		2022	2021	2020(2)	2019	2018
Net asset value, beginning of period	$16.16	$19.47	$13.97	$14.61	$15.77	$14.63

Investment activities
Net investment income (loss)(1)	0.16	0.21	0.25	0.27	0.20	0.13
Net realized and unrealized gain (loss) on investments	1.02	(2.70)	5.60	(0.67)	(0.64)	1.76
Total from investment activities	1.18	(2.49)	5.85	(0.40)	(0.44)	1.89
Distributions
Net investment income	(0.19)	(0.28)	(0.35)	(0.24)	(0.11)	(0.10)
Net realized gain	(0.17)	(0.54)	—	—	(0.61)	(0.65)
Total distributions	(0.36)	(0.82)	(0.35)	(0.24)	(0.72)	(0.75)

Paid-in capital from redemption fees	—	— (3)	—	—	—	—

Net asset value, end of period	$16.98	$16.16	$19.47	$13.97	$14.61	$15.77

Total Return(4)	7.16%	(13.44%)	42.29%	(2.86%)	(2.07%)	13.29%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.49%	1.50%	1.61%	1.57%	1.10%	1.10%
Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.13%	1.10%	1.10%
Net investment income (loss)	1.81%	1.12%	1.32%	1.93%	1.39%	0.86%
Portfolio turnover rate(4)	9.93%	10.55%	26.01%	59.61%	22.99%	19.80%
Net assets, end of period (000’s)	$472	$1,123	$549	$397	$785	$649

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3) Less than 0.005 per share.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Institutional Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,
		2022	2021	2020(2)	2019	2018
Net asset value, beginning of period	$16.31	$19.61	$14.03	$14.65	$15.83	$14.69

Investment activities
Net investment income (loss)(1)	0.18	0.27	0.29	0.31	0.23	0.16
Net realized and unrealized gain (loss) on investments	1.05	(2.74)	5.63	(0.68)	(0.65)	1.75
Total from investment activities	1.23	(2.47)	5.92	(0.37)	(0.42)	1.91
Distributions
Net investment income	(0.20)	(0.29)	(0.34)	(0.25)	(0.15)	(0.12)
Net realized gain	(0.17)	(0.54)	—	—	(0.61)	(0.65)
Total distributions	(0.37)	(0.83)	(0.34)	(0.25)	(0.76)	(0.77)

Net asset value, end of period	$17.17	$16.31	$19.61	$14.03	$14.65	$15.83

Total Return(3)	7.42%	(13.23%)	42.63%	(2.68%)	(1.87%)	13.43%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.19%	1.29%	1.42%	1.45%	0.90%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	2.01%	1.46%	1.51%	2.28%	1.60%	1.06%
Portfolio turnover rate(3)	9.93%	10.55%	26.01%	59.61%	22.99%	19.80%
Net assets, end of period (000’s)	$112,010	$90,591	$49,699	$24,549	$23,553	$16,814

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL PARTNERS FUND

Financial Highlights

	Super Institutional Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,		Period October 17, 2019(2) to September 30, 2020
		2022	2021
Net asset value, beginning of period	$16.47	$19.84	$14.21	$14.67

Investment activities
Net investment income (loss)(1)	0.19	0.31	0.31	0.30
Net realized and unrealized gain (loss) on investments	1.08	(2.80)	5.70	(0.70)
Total from investment activities	1.27	(2.49)	6.01	(0.40)
Distributions
Net investment income	(0.29)	(0.34)	(0.38)	(0.06)
Net realized gain	(0.17)	(0.54)	—	—
Total distributions	(0.46)	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$17.28	$16.47	$19.84	$14.21

Total Return(3)	7.54%	(13.23%)	42.74%	(2.74%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.10%	1.21%	1.35%	1.43%
Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.85%
Net investment income (loss)	2.12%	1.64%	1.65%	2.29%
Portfolio turnover rate(3)	9.93%	10.55%	26.01%	59.61%
Net assets, end of period (000’s)	$12	$11	$18	$13

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Investor Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,		Period January 31, 2020(2) to September 30, 2020
		2022	2021
Net asset value, beginning of period	$9.56	$13.64	$9.02	$9.96

Investment activities
Net investment income (loss)(1)	0.07	0.08	0.05	0.12
Net realized and unrealized gain (loss) on investments	1.07	(2.63)	4.76	(1.06)
Total from investment activities	1.14	(2.55)	4.81	(0.94)
Distributions
Net investment income	—	(0.09)	(0.19)	—
Net realized gain	(0.54)	(1.44)	—	—
Total distributions	(0.54)	(1.53)	(0.19)	—

Net asset value, end of period	$10.16	$9.56	$13.64	$9.02

Total Return(3)	11.82%	(21.26%)	53.71%	(9.44%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.09%	3.01%	3.30%	5.43%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%	1.30%
Net investment income (loss)	1.30%	0.63%	0.38%	2.15%
Portfolio turnover rate(3)	21.77%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$17	$14	$10	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Institutional Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,		Period October 1, 2019(3) to September 30, 2020
		2022	2021
Net asset value, beginning of period	$9.62	$13.72	$9.04	$10.00

Investment activities
Net investment income (loss)(1)	0.08	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.09	(2.65)	4.74	(1.14)
Total from investment activities	1.17	(2.54)	4.85	(0.95)
Distributions
Net investment income	(0.04)	(0.12)	(0.17)	(0.01)
Net realized gains	(0.54)	(1.44)	—	— (2)
Total distributions	(0.58)	(1.56)	(0.17)	(0.01)

Net asset value, end of period	$10.21	$9.62	$13.72	$9.04

Total Return(4)	12.05%	(21.06%)	54.02%	(9.53%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.83%	2.65%	3.01%	6.47%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	1.54%	0.92%	0.84%	2.32%
Portfolio turnover rate(4)	21.77%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$11,025	$11,475	$11,657	$4,532

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005.

(3)Commencement of operations.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial Highlights

	Super Institutional Class
	Six months ended March 31, 2023 (unaudited)	Years ended September 30,		Period January 31, 2020(2) to September 30, 2022
		2022	2021
Net asset value, beginning of period	$9.57	$13.67	$9.04	$9.96

Investment activities
Net investment income (loss)(1)	0.09	0.13	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.07	(2.64)	4.72	(1.06)
Total from investment activities	1.16	(2.51)	4.85	(0.92)
Distributions
Net investment income	(0.04)	(0.15)	(0.22)	—
Net realized gain	(0.54)	(1.44)	—	—
Total distributions	(0.58)	(1.59)	(0.22)	—

Net asset value, end of period	$10.15	$9.57	$13.67	$9.04

Total Return(3)	12.00%	(20.98%)	54.10%	(9.24%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.49%	2.40%	2.93%	5.19%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	1.62%	1.04%	0.95%	2.48%
Portfolio turnover rate(3)	21.77%	43.27%	40.68%	102.07%
Net assets, end of period (000’s)	$2	$2	$3	$2

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six months ended March 31, 2023 (unaudited)	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.11	$10.00

Investment activities
Net investment income (loss)(1)	0.04	0.21
Net realized and unrealized gain (loss) on investments	2.23	(2.10)
Total from investment activities	2.27	(1.89)
Distributions
Net investment income	(0.17)	—
Net realized gain	—	—
Total distributions	(0.17)	—

Net asset value, end of period	$10.21	$8.11

Total Return(3)	28.16%	(18.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	35.56%	28.97%
Expenses, net of fee waivers and reimbursements	1.30%	1.30%
Net investment income (loss)	0.90%	5.62%
Portfolio turnover rate(3)	6.36%	11.14%
Net assets, end of period (000’s)	$18	$14

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six months ended March 31, 2023 (unaudited)	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.05	0.22
Net realized and unrealized gain (loss) on investments	2.23	(2.10)
Total from investment activities	2.28	(1.88)
Distributions
Net investment income	(0.18)	—
Net realized gains	—	—
Total distributions	(0.18)	—

Net asset value, end of period	$10.22	$8.12

Total Return(3)	28.31%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	35.26%	28.72%
Expenses, net of fee waivers and reimbursements	1.05%	1.05%
Net investment income (loss)	1.15%	5.87%
Portfolio turnover rate(3)	6.36%	11.14%
Net assets, end of period (000’s)	$256	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Six months ended March 31, 2023 (unaudited)	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities
Net investment income (loss)(1)	0.06	0.23
Net realized and unrealized gain (loss) on investments	2.22	(2.11)
Total from investment activities	2.28	(1.88)
Distributions
Net investment income	(0.18)	—
Net realized gain	—	—
Total distributions	(0.18)	—

Net asset value, end of period	$10.22	$8.12

Total Return(3)	28.34%	(18.80%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	35.30%	28.33%
Expenses, net of fee waivers and reimbursements	0.97%	0.97%
Net investment income (loss)	1.23%	5.97%
Portfolio turnover rate(3)	6.36%	11.14%
Net assets, end of period (000’s)	$316	$246

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsMarch 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019. The Clifford Capital International Value Fund (“International Value Fund”) commenced operations on May 6, 2022.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Clifford Capital Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$107,852,585	$—	$—	$107,852,585
Money Market Fund	4,377,891	—	—	4,377,891
	$112,230,476	$—	$—	$112,230,476

Focused SCV Fund
Common Stocks	$10,587,951	$—	$—	$10,587,951
Preferred Stock	276,393	—	—	276,393
Money Market Fund	146,678	—	—	146,678
	$11,011,022	$—	$—	$11,011,022

International Value Fund
Common Stocks	$578,636	$—	$—	$578,636
	$578,636	$—	$—	$578,636

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2023. The Fund held no Level 3 securities at any time during the six months ended March 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2023, no foreign capital gains tax was accrued or paid by the Funds.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2019.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services advisory services to the Funds for an investment management fee equal to 0.75%, 0.90% and 0.85% of the daily net assets of the Partners Fund, the Focused SCV Fund and the International Value Fund, respectively.

The Advisor earned and waived advisory fees and reimbursed Fund expenses for the six months ended March 31, 2023 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$414,772	$162,287	$—
Focused SCV Fund	0.90%	54,538	54,538	53,245
International Value Fund	0.85%	2,288	2,288	89,995

The Advisor entered into an Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds’, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class, 1.05% for the International Value Fund’s Investor and Institutional Class and 0.97% for the International Value Fund’s Super Institutional Class. The expense limitation agreement may be terminated prior to January 31, 2024 by the Advisor or the Board only by mutual written consent and at any time after January 31, 2024. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2023, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2023	2024	2025	2026	Total
Partners Fund	$129,235	$207,680	$274,989	162,287	$774,191
Focused SCV Fund	145,095	187,472	208,197	107,783	648,547
International Value Fund	—	—	57,224	92,283	149,507

The Funds have adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

The Funds have adopted a shareholder services plan for its Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2023, the following fees were incurred:

Fund	Class	Type of Expense	Fees Incurred
Partners Fund	Investor Class	12b-1	$1,239
Partners Fund	Investor Class	Shareholder servicing	666
Partners Fund	Institutional Class	Shareholder servicing	49,874
Focused SCV Fund	Investor Class	12b-1	21
Focused SCV Fund	Investor Class	Shareholder servicing	21
Focused SCV Fund	Institutional Class	Shareholder servicing	15,125
International Value Fund	Investor Class	12b-1	20

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2023, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$54,605	$11,994	$28,366
Focused SCV Fund	9,186	10,534	14,325
International Value Fund	596	6,435	16,486

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2023 were as follows:

Fund	Purchases	Sales
Partners Fund	$27,859,222	$10,567,116
Focused SCV Fund	2,599,786	4,315,902
International Value Fund	44,020	33,665

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2023 and the period ended September 30, 2022 were as follows:

	Partners Fund
	Six months ended March 31, 2023	Year ended September 30, 2022
Distributions paid from:
Ordinary income	$1,234,804	$1,419,973
Realized gains	1,070,368	786,690
	$2,305,172	$2,208,663

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

	Focused SCV Fund
	Six months ended March 31, 2023	Year ended September 30, 2022
Distributions paid from:
Ordinary income	$40,616	$1,026,598
Realized gains	557,660	317,017
	$598,276	$1,343,615

International Value Fund
	Six months ended March 31, 2023	Period ended September 30, 2022
Distributions paid from:
Ordinary income	$10,203	$—
Realized gains	—	—
	$10,203	$—

As of March 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund	International Value Fund
Accumulated net investment income (loss)	$668,994	$93,631	$1,872
Accumulated net realized gain (loss)	(753,195)	(1,450,326)	3,020
Net unrealized appreciation (depreciation) on investments	(2,954,060)	183,142	17,177
	$(3,038,261)	$(1,173,553)	$22,069

As of March 31, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$115,184,536	$11,400,797	$(14,354,857)	$(2,954,060)
Focused SCV Fund	10,827,880	1,324,367	(1,141,225)	183,142
International Value Fund	561,459	54,694	(37,517)	17,177

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Partners Fund
	Six months ended March 31, 2023 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	837	1,251,138	—
Shares reinvested	1,383	103,378	17
Shares redeemed	(43,905)	(387,608)	—
Net increase (decrease)	(41,685)	966,908	17

Partners Fund
	Year ended September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	43,583	3,470,855	—
Shares reinvested	1,142	104,363	41
Shares redeemed	(3,422)	(553,605)	(265)
Net increase (decrease)	41,303	3,021,613	(224)

Focused SCV Fund
	Six months ended March 31, 2023 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	138	71,881	—
Shares reinvested	81	55,695	13
Shares redeemed	—	(240,420)	—
Net increase (decrease)	219	(112,844)	13

Focused SCV Fund
	Year ended September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	661	427,294	—
Shares reinvested	93	107,976	26
Shares redeemed	—	(191,763)	—
Net increase (decrease)	754	343,507	26

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

International Value Fund
	Six months ended March 31, 2023 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	—	344	—
Shares reinvested	31	474	598
Shares redeemed	—	—	—
Net increase (decrease)	31	818	598

International Value Fund
	Period from May 6, 2022 to September 30, 2022
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,701	24,243	30,367
Shares reinvested	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	1,701	24,243	30,367

NOTE 6 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have

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CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As March 31, 2023, 16.57% of the value of the net assets of the Partners Fund were invested in securities within the Financials sector; 21.79%, 21.77% and 15.35% of the value of the net assets of the Focused SCV Fund were invested in securities within the Industrials, Consumer Discretionary and Information Technology sectors, respectively; 17.17%, 16.98% and 16.94% of the value of the net assets of the International Value Fund were invested in securities within the Energy, Financials and Telecommunication Services sectors, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2022, and held for the six months ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/23(1)
Partners Fund
Investor Class Actual	$1,000.00	$1,035.70	1.15%	$5.84
Investor Class Hypothetical(2)	$1,000.00	$1,019.20	1.15%	$5.79
Institutional Class Actual	$1,000.00	$1,037.00	0.90%	$4.57
Institutional Class Hypothetical(2)	$1,000.00	$1,020.44	0.90%	$4.53
Super Institutional Class Actual	$1,000.00	$1,037.60	0.82%	$4.17
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.84	0.82%	$4.13
Focused SCV Fund
Investor Class Actual	$1,000.00	$1,058.94	1.30%	$6.67
Investor Class Hypothetical(2)	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class Actual	$1,000.00	$1,060.08	1.05%	$5.39
Institutional Class Hypothetical(2)	$1,000.00	$1,019.70	1.05%	$5.29
Super Institutional Class Actual	$1,000.00	$1,059.84	0.97%	$4.98
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.09	0.97%	$4.89
International Value Fund
Investor Class Actual	$1,000.00	$1,140.41	1.30%	$6.94
Investor Class Hypothetical(2)	$1,000.00	$1,018.45	1.30%	$6.54
Institutional Class Actual	$1,000.00	$1,141.14	1.05%	$5.61
Institutional Class Hypothetical(2)	$1,000.00	$1,019.70	1.05%	$5.29
Super Institutional Class Actual	$1,000.00	$1,141.32	0.97%	$5.18
Super Institutional Class Hypothetical(2)	$1,000.00	$1,020.09	0.97%	$4.89

(1)Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses.

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CLIFFORD CAPITAL FUNDS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Semi-Annual Report.

Investment Adviser:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 8, 2023

* Print the name and title of each signing officer under his or her signature.